FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Credit risk
Maximum exposure	$ 37	$ 28
Cash at bank
Credit risk
Maximum exposure	$ 365	$ 169